Prepaid Expenses and Other Current Assets - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Movement of the Allowance for Doubtful Accounts [Abstract]
Balance as of the beginning of the period / year	$ (73,196)
Provision for doubtful accounts		(74,833)
Exchange difference	(5,427)	1,637
Balance as of the end of the period / year	$ (78,623)	$ (73,196)